CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2015	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Sep. 30, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Profit (Net loss) for the period	$ (1,288,000)	$ 4,095,000	$ (6,693,000)	$ (1,801,000)	$ (7,462,000)
Adjustments required to reconcile net loss to net cash used in operating activities:
Share based compensation expenses		293,000	367,000	1,181,000	558,000
Extinguish of liability upon shares issuance		47,000
Depreciation	1,000	4,000	8,000	17,000	6,000
Equity losses in nonconsolidated subsidiary	38,000	(260,000)	1,145,000	444,000
Equity earnings in Nonconsolidated Affiliates		(6,808,000)		(5,961,000)
Expenses in respect of Convertible notes and loans	26,000	1,088,000	93,000	162,000	1,949,000
Loss from extinguishment of debenture		615,000
Changes in Warrants Liability	219,000	(1,718,000)	946,000	(1,338,000)
Expenses in respect of severance pay		4,000		11,000
Issuance of shares for services	136,000	132,000	583,000	745,000	1,574,000
Capital loss from disposal of property, plant and equipment				12,000
Amortization of projects cost					469,000
Impairment of Investment					(22,000)
Decrease (Increase) in related parties	(1,378,000)	128,000	(191,000)	(80,000)
Decrease (Increase) in other current assets	(16,000)	(96,000)	(18,000)	(33,000)	244,000
Increase (decrease) in accounts payables	66,000	579,000	469,000	439,000	46,000
Increase in other account payables	71,000	91,000	449,000	1,383,000	338,000
Increase in deferred revenues from in Nonconsolidated Affiliates					1,482,000
Net cash used in operating activities	(2,125,000)	(1,806,000)	(2,842,000)	(4,819,000)	(818,000)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment			(60,000)	(60,000)	(37,000)
Payments on account of acquisition		(31,000)
Investment in nonconsolidated subsidiary	(2,143,000)
Net cash used in investing activities	(2,143,000)	(31,000)	(60,000)	(60,000)	(37,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short term loans		1,500,000	50,000	750,000
Repayment of short term loans		(1,200,000)
Repayment of loans and convertible debentures	(5,000)	(81,000)	(295,000)	(449,000)	(1,081,000)
Proceeds from exercise of warrants			41,000	41,000
Proceeds from long term loans		26,000
Proceeds from issuance of shares and warrants		4,123,000	1,752,000	3,001,000	315,000
Proceeds from issuance of debenture					625,000
Proceeds from issuance of debentures and warrants	2,672,000
Proceeds from loans	3,183,000			50,000	859,000
Proceeds on account of shares	(145,000)
Net cash provided by financing activities	5,995,000	4,368,000	1,548,000	3,393,000	718,000
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1,727,000	2,531,000	(1,354,000)	(1,486,000)	(137,000)
EFFECT OF CHANGES IN EXCHANGE RATES ON CASH BALANCES IN FOREIGN CURRENCIES		(7,000)	1,000	14,000
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	161,000	416,000	1,888,000	1,888,000	298,000
CASH AND CASH EQUIVALENTS AT END OF PERIOD	1,888,000	2,940,000	533,000	416,000	161,000
NON-CASH TRANSACTION:
Extinguish of debt upon shares issuance			416,000	373,000
Loans exercised into Common Stock	188,000
Increase Investment in nonconsolidated subsidiary in consideration of Long Term Loan	4,236,000
Increase in investments in nonconsolidated affiliates against deferred revenues	2,618,000			2,133,000	4,952,000
Issuance expense paid through Common Stock				225,000
Proceeds on account of shares exercised into Common Stock				229,000
Cash paid during the period for:
Interest	$ 4,000	$ 391,000	$ 240,000	$ 621,000	$ 172,000